CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenues	$ 0	$ 0	$ 0
Operating expenses, net
Gain on disposal of a subsidiary	0	29	0
Selling, general and administrative expenses	(2,273)	(3,882)	(15,083)
Other income	0	7	0
Total operating expenses, net	(2,273)	(3,846)	(15,083)
Loss from operations	(2,273)	(3,846)	(15,083)
Interest income	112	1,118	3,297
Loss before income tax expense	(2,161)	(2,728)	(11,786)
Income tax expense from continuing operations (note 7)	(840)	(779)	(729)
Net loss from continuing operations attributable to the Company's shareholders	(3,001)	(3,507)	(12,515)
Discontinued operations (note 3):
Net income from discontinued operations (including gain of 2020: HK$Nil and 2019: HK$47,845 upon disposals)	0	0	53,364
Income tax expenses from discontinued operations	0	0	0
Net income from discontinued operations attributable to the Company's shareholders	0	0	53,364
Net income/(loss) attributable to the Company's shareholders	(3,001)	(3,507)	40,849
Comprehensive income/(loss) attributable to the Company's shareholders	$ (3,001)	$ (3,507)	$ 40,849
Net income/(loss) per share (note 8):
Weighted average number of ordinary shares Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of ordinary shares Discontinued operations	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Discontinued operations	12,938,128	12,938,128	12,938,128
Basic net income/(loss) per share attributable from Continuing operations	$ (0.23)	$ (0.27)	$ (0.97)
Basic net income/(loss) per share attributable from Discontinued operations	0	0	4.13
Diluted net income/(loss) per share attributable from Continuing operations	(0.23)	(0.27)	(0.97)
Diluted net income/(loss) per share attributable from Discontinued operations	$ 0	$ 0	$ 4.13